Cash Flow - Cash Flow Statement Adjustments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 32,927	£ 28,969	£ 24,447
Unrealised foreign exchange loss / (gain)	5,441	(9,876)	6,742
Interest income	(3,506)	(184)	(84)
Fair value movement of financial liabilities	(11,828)	842	302
Interest expense	3,469	2,014	2,081
Net gain on disposal of non-current assets (tangibles and intangibles)	(45)	(73)	(36)
Share-based compensation expense	31,058	35,005	24,427
Hyperinflation effect (gain) / loss	(386)	17	189
Research and development tax credit	(5,027)	(2,211)	(2,642)
Loss on derecognition of right-of-use assets sub-leased	0	132	0
Net gain on disposal of right-of-use asset	(1)	(187)	(56)
Fair value movement of financial assets	(2)	(7)	(17)
Grant income	(2,935)	(642)	(503)
Total adjustments	49,165	53,799	54,850
Net changes in working capital
Increase in trade and other receivables	(3,937)	(37,006)	(19,505)
(Decrease)/Increase in trade and other payables	(12,136)	15,236	(1,855)
Net changes in working capital	£ (16,073)	£ (21,770)	£ (21,360)